CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Jun. 30, 2017 CNY (¥) ¥ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 CNY (¥) ¥ / shares shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 CNY (¥) ¥ / shares shares	Jun. 30, 2015 USD ($) shares
Revenues
Total revenues	¥ 60,054,462	$ 8,860,963	¥ 42,728,277		¥ 51,512,900
Cost of revenues
Total cost of revenues	44,090,960	6,505,568	35,481,394		41,400,727
Gross profit	15,963,502	2,355,395	7,246,883		10,112,173
Selling and distribution expenses	4,458,218	657,805	5,630,715		11,312,452
General and administrative expenses	32,751,142	4,832,391	20,195,701		26,894,273
Provision for doubtful accounts	1,766,286	260,613	14,475,074		3,252,868
Research and development expenses	7,599,340	1,121,273	6,856,522		4,168,813
Operating expenses	46,574,986	6,872,082	47,158,012		45,628,406
Loss from operations	(30,611,484)	(4,516,687)	(39,911,129)		(35,516,233)
Other income (expenses)
Subsidy income	132,791	19,593	289,087		781,457
Interest income	73,990	10,917	183,553		293,499
Interest expense	(548,878)	(80,986)	(903,368)		(1,110,451)
Change in fair value of warrants liability	0	0	0		4,034,272
Income (loss) from foreign currency exchange	21,502	3,173	7,570		(19,190)
Loss from warrants redemption	0	0	0		(2,496,375)
Other income (expense)	36,178	5,338	(2,445)		24,558
Other income (expense)	(284,417)	(41,965)	(425,603)		1,507,770
Loss before income tax	(30,895,901)	(4,558,652)	(40,336,732)		(34,008,463)
Income tax expenses (benefits)	307,900	45,430	545,845		(2,552,075)
Net loss	(31,203,801)	(4,604,082)	(40,882,577)	$ (6,032,174)	(31,456,388)	$ (4,641,351)
Less: Net income attributable to non-controlling interest	241,346	35,610	0		0
Net loss attributable to Recon Technology, Ltd	(31,445,147)	(4,639,692)	(40,882,577)		(31,456,388)
Comprehensive loss
Net loss	(31,203,801)	(4,604,082)	(40,882,577)	$ (6,032,174)	(31,456,388)	$ (4,641,351)
Foreign currency translation adjustment	(30,116)	(4,444)	98,511		(38,276)
Comprehensive loss	(31,233,917)	(4,608,526)	(40,784,066)		(31,494,664)
Less: Comprehensive income (loss) attributable to non-controlling interest	241,346	35,610	0		(1,982)
Comprehensive loss attributable to Recon Technology, Ltd	¥ (31,475,263)	$ (4,644,136)	¥ (40,784,066)		¥ (31,492,682)
Loss per common share - basic and diluted | (per share)	¥ (4.90)	$ (0.72)	¥ (7.23)		¥ (6.45)
Weighted - average shares -basic and diluted	6,417,305	6,417,305	5,653,149	5,653,149	4,876,504	4,876,504
Hardware And Software [Member]
Revenues
Total revenues	¥ 59,982,292	$ 8,850,314	¥ 41,544,925		¥ 48,980,953
Cost of revenues
Total cost of revenues	44,090,960	6,505,568	34,732,965		41,373,566
Hardware And Software [Member] | Related Party [Member]
Revenues
Total revenues	0	0	0		2,428,173
Cost of revenues
Total cost of revenues	0	0	0		27,161
Services [Member]
Revenues
Total revenues	72,170	10,649	1,183,352		103,774
Cost of revenues
Total cost of revenues	¥ 0	$ 0	¥ 748,429		¥ 0